Document and Entity Information (USD $)	3 Months Ended
Mar. 31, 2012
Document and Entity Information:
Entity Registrant Name	TriView Global Fund, LLC
Document Type	S-1
Document Period End Date	Mar. 31, 2012
Amendment Flag	false
Entity Central Index Key	0001305631
Current Fiscal Year End Date	--12-31
Entity Public Float	$ 0
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Common Stock, Shares Outstanding	0